Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2024	December 31, 2025
	HK$’000	HK$’000	US$’000
Accrued salary	6,272	4,413	565
Income tax payable	5	-	-
Other payables	36	2,447	314
	6,313	6,860	879